Operating Revenue - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Transaction price allocated to remaining performance obligation	¥ 3,331	¥ 3,711